CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 79,749	$ 83,922
Short-term investments	3,143	479
Accounts receivable, net of allowances for doubtful accounts of $2,437 and $2,339, respectively	16,911	18,329
Inventories	17,139	22,577
Deferred costs	23,545	19,319
Prepaid and other current assets	14,227	6,995
Short-term restricted cash	12,099	11,397
Total current assets	166,813	163,018
Property, plant and equipment, net	1,714	1,610
Long-term investments	5,856	7,753
Long-term deferred costs	277	276
Long-term deferred tax assets	3,012	2,049
Long-term restricted cash	8,839	3,321
Other long-term assets	533	676
Total assets	187,044	178,703
Current liabilities:
Accounts payable	27,452	22,480
Income taxes payable	7,952	8,140
Customer advances	21,828	29,046
Deferred revenue	7,286	10,779
Other current liabilities	23,746	16,723
Total current liabilities	88,264	87,168
Long-term deferred revenue	4,135	3,813
Other long-term liabilities	3,653	4,981
Total liabilities	96,052	95,962
Commitments and contingencies (Note 7)
Shareholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 39,363 and 39,009 shares issued at December 31, 2017 and December 31, 2016, respectively; 35,506 and 35,225 shares outstanding at December 31, 2017 and December 31, 2016, respectively	122	122
Additional paid-in capital	1,263,006	1,262,005
Treasury stock, at cost: 3,857 and 3,784 shares at December 31, 2017 and December 31, 2016, respectively	(8,374)	(8,234)
Accumulated deficit	(1,226,173)	(1,233,154)
Accumulated other comprehensive income	62,411	62,002
Shareholders' equity	90,992	82,741
Total liabilities and equity	$ 187,044	$ 178,703